Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue		€ 6,953	€ 13,375	€ 10,581
Research and development costs		(260,904)	(191,621)	(140,281)
Selling, general and administrative expenses		(76,669)	(48,473)	(25,057)
Operating profit/(loss)		(330,620)	(226,719)	(154,757)
Share of profit/(loss) of associate		(9,524)	(8,113)	(321)
Finance income		1,812	17,803	24,714
Finance expenses		(80,842)	(1,221)	(127)
Profit/(loss) before tax		(419,174)	(218,250)	(130,491)
Tax on profit/(loss) for the year		219	234	394
Net profit/(loss) for the year		(418,955)	(218,016)	(130,097)
Attributable to owners of the Company		€ (418,955)	€ (218,016)	€ (130,097)
Basic and diluted earnings/(loss) per share		€ (8.28)	€ (4.69)	€ (3.17)
Number of shares used for calculation (basic and diluted)	[1]	50,616,528	46,506,862	41,085,237
Statement of comprehensive income [abstract]
Net profit/(loss) for the year		€ (418,955)	€ (218,016)	€ (130,097)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(42)	(37)	17
Other comprehensive income/(loss) for the year, net of tax		(42)	(37)	17
Total comprehensive income/(loss)		(418,997)	(218,053)	(130,080)
Attributable to owners of the Company		€ (418,997)	€ (218,053)	€ (130,080)

[1]	A total of 6,148,004 warrants outstanding as of December 31, 2020 (a total of 5,820,211 warrants and 5,611,629 warrants outstanding as of December 31, 2019 and 2018, respectively) can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented.